Other financial instruments (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ (19,666)	$ (19,565)
Changes in fair value	(49,254)	(3,347)
Deliveries of copper concentrates
Price cap realized	5,011	3,246
Balance at the end of the year	(63,909)	(19,666)
Notional [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	22,288	27,562
Changes in fair value
Deliveries of copper concentrates	(3,626)	(5,274)
Price cap realized
Balance at the end of the year	$ 18,662	$ 22,288